QUARTERLY FINANIAL INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2018
QUARTERLY FINANIAL INFORMATION (UNAUDITED) [Abstract]
Quarterly Financial Information
Summarized quarterly results or the year ended December 31, 2018, the Successor Period of February 1, 2017 through December 31, 2017 and Predecessor Period of January 1, 2017 through January 31, 2017 were as follows (in thousands, except per share data):

	Successor Company
2018 by Quarter:	Q1	Q2	Q3	Q4	Year Ended December 31, 2018
Revenues	$55,956	$70,379	$72,508	$75,058	$273,901
Operating expenses	53,419	64,319	74,918	68,173	260,829
Operating income (loss)	2,537	6,060	(2,410)	6,885	13,072
Interest expense	3,284	3,392	3,434	8,338	18,448
(Loss) income before income taxes	(747)	2,668	(5,844)	(1,453)	(5,376)
Income tax (benefit) provision	(207)	824	7,569	(6,318)	1,868
Net (loss) income	$(540)	$1,844	$(13,413)	$4,865	$(7,244)
(Loss) earnings per share:
Basic	$(0.03)	$0.11	$(0.43)	$0.13	$(0.28)
Diluted	$(0.03)	$0.11	$(0.43)	$0.13	$(0.28)
Weighted-average shares outstanding:
Basic	17,227,682	17,227,682	30,975,338	36,182,783	25,484,386
Diluted	17,227,682	17,227,682	30,975,338	36,572,071	25,484,386

2017 by Quarter:	Predecessor Company	Successor Company
	Period from January 1, 2017 to January 31, 2017	Period From February 1, 2017 to March 31, 2017	Q2	Q3	Q4	Period From February 1, 2017 to December 31, 2017
Revenues	$14,425	$31,601	$53,777	$56,393	$59,268	$201,039
Operating expenses	19,332	36,987	50,140	52,546	59,558	199,231
Operating (loss) income	(4,907)	(5,386)	3,637	3,847	(290)	1,808
Interest expense	614	1,375	2,120	4,612	3,341	11,448
(Loss) income before income taxes	(5,521)	(6,761)	1,517	(765)	(3,631)	(9,640)
Income tax (benefit) provision	(2,203)	1,000	244	(191)	(519)	534
Net (loss) income	$(3,318)	$(7,761)	$1,273	$(574)	$(3,112)	$(10,174)
(Loss) earnings per share:
Basic and Diluted		$(0.45)	$0.07	$(0.03)	$(0.18)	$(0.59)
Weighted-average shares outstanding:
Basic and Diluted		17,227,682	17,227,682	17,227,682	17,227,682	17,227,682